Columbia Flexible Capital Income Fund
Third Quarter Report
February 29, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Flexible Capital Income Fund, February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 42.3%
Issuer	Shares	Value ($)
Communication Services 2.0%
Diversified Telecommunication Services 1.5%
AT&T, Inc.	560,000	9,480,800
Verizon Communications, Inc.	235,000	9,404,700
Total		18,885,500
Media 0.5%
Comcast Corp., Class A	150,000	6,427,500
Total Communication Services		25,313,000
Consumer Discretionary 2.1%
Broadline Retail 0.7%
Macy’s, Inc.	500,000	8,720,000
Hotels, Restaurants & Leisure 0.5%
Darden Restaurants, Inc.	37,500	6,401,625
Household Durables 0.3%
Newell Brands, Inc.	525,000	3,937,500
Specialty Retail 0.6%
Home Depot, Inc. (The)	17,500	6,660,675
Total Consumer Discretionary		25,719,800
Consumer Staples 3.0%
Food Products 1.5%
Kellanova	110,000	6,066,500
Kraft Heinz Co. (The)	350,000	12,348,000
Total		18,414,500
Personal Care Products 0.5%
Kenvue, Inc.	325,000	6,175,000
Tobacco 1.0%
Philip Morris International, Inc.	135,000	12,144,600
Total Consumer Staples		36,734,100
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.6%
Oil, Gas & Consumable Fuels 3.6%
Chevron Corp.	82,500	12,540,825
Diamondback Energy, Inc.	35,000	6,388,200
EOG Resources, Inc.	55,000	6,295,300
Exxon Mobil Corp.	185,000	19,336,200
Total		44,560,525
Total Energy		44,560,525
Financials 8.1%
Banks 2.2%
JPMorgan Chase & Co.	72,500	13,489,350
M&T Bank Corp.	97,500	13,624,650
Total		27,114,000
Capital Markets 3.4%
Ares Capital Corp.	650,000	13,149,500
Blackstone Secured Lending Fund	340,000	10,064,000
Carlyle Group, Inc. (The)	140,000	6,419,000
Morgan Stanley	145,000	12,475,800
Total		42,108,300
Financial Services 0.1%
Clovis Liquidation Trust(a),(b),(c)	11,789,772	560,014
Insurance 1.0%
MetLife, Inc.	180,000	12,553,200
Mortgage Real Estate Investment Trusts (REITS) 1.4%
Blackstone Mortgage Trust, Inc.	425,000	8,657,250
Starwood Property Trust, Inc.	425,000	8,665,750
Total		17,323,000
Total Financials		99,658,514
Health Care 6.3%
Biotechnology 2.0%
AbbVie, Inc.	70,000	12,323,500
Amgen, Inc.	42,500	11,637,775
Total		23,961,275

Columbia Flexible Capital Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Flexible Capital Income Fund, February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 1.3%
Baxter International, Inc.	150,000	6,138,000
Medtronic PLC	115,000	9,586,400
Total		15,724,400
Health Care Providers & Services 0.5%
CVS Health Corp.	87,500	6,507,375
Pharmaceuticals 2.5%
Bristol-Myers Squibb Co.	185,000	9,388,750
Merck & Co., Inc.	100,000	12,715,000
Pfizer, Inc.	335,000	8,897,600
Total		31,001,350
Total Health Care		77,194,400
Industrials 4.0%
Aerospace & Defense 1.3%
Lockheed Martin Corp.	21,500	9,207,160
RTX Corp.	70,000	6,276,900
Total		15,484,060
Air Freight & Logistics 1.1%
United Parcel Service, Inc., Class B	87,500	12,972,750
Ground Transportation 0.5%
Union Pacific Corp.	25,000	6,342,250
Machinery 1.1%
AGCO Corp.	55,000	6,033,500
Stanley Black & Decker, Inc.	90,000	8,036,100
Total		14,069,600
Total Industrials		48,868,660
Information Technology 6.1%
Communications Equipment 0.7%
Cisco Systems, Inc.	190,000	9,190,300
Electronic Equipment, Instruments & Components 0.7%
Corning, Inc.	275,000	8,866,000
IT Services 1.3%
International Business Machines Corp.	85,000	15,727,550
Semiconductors & Semiconductor Equipment 2.7%
Broadcom, Inc.	5,500	7,152,695
Common Stocks (continued)
Issuer	Shares	Value ($)
QUALCOMM, Inc.	80,000	12,623,200
Texas Instruments, Inc.	77,500	12,968,075
Total		32,743,970
Technology Hardware, Storage & Peripherals 0.7%
HP, Inc.	310,000	8,782,300
Total Information Technology		75,310,120
Materials 1.9%
Chemicals 1.5%
Dow, Inc.	225,000	12,573,000
Nutrien Ltd.	110,000	5,746,400
Total		18,319,400
Metals & Mining 0.4%
Newmont Corp.	155,000	4,843,750
Total Materials		23,163,150
Real Estate 3.6%
Industrial REITs 0.5%
Prologis, Inc.	45,000	5,997,150
Office REITs 0.5%
Boston Properties, Inc.	90,000	5,824,800
Real Estate Management & Development 0.0%
WeWork, Inc., Class A(b)	37,665	6,026
Residential REITs 0.7%
Invitation Homes, Inc.	250,000	8,517,500
Retail REITs 1.0%
Realty Income Corp.	115,000	5,992,650
Simon Property Group, Inc.	45,000	6,666,300
Total		12,658,950
Specialized REITs 0.9%
American Tower Corp.	30,000	5,965,800
VICI Properties, Inc.	200,000	5,986,000
Total		11,951,800
Total Real Estate		44,956,226
Utilities 1.6%
Electric Utilities 1.1%
Duke Energy Corp.	70,000	6,428,100
Entergy Corp.	65,000	6,602,050
Total		13,030,150
Columbia Flexible Capital Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Flexible Capital Income Fund, February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.5%
DTE Energy Co.	57,500	6,230,125
Total Utilities		19,260,275
Total Common Stocks (Cost $459,239,753)		520,738,770

Convertible Bonds 14.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
Rocket Lab USA, Inc.(d)
02/01/2029	4.250%	5,200,000	5,850,000
Airlines 0.5%
American Airlines Group, Inc.
07/01/2025	6.500%	5,700,000	6,683,250
Automotive 0.3%
Rivian Automotive, Inc.(d)
03/15/2029	4.625%	4,500,000	3,627,000
Cable and Satellite 1.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	20,000,000	11,825,002
Consumer Products 0.5%
Beauty Health Co. (The)(d)
10/01/2026	1.250%	8,500,000	6,617,332
Diversified Manufacturing 1.0%
Bloom Energy Corp.(d)
06/01/2028	3.000%	6,500,000	5,204,507
Greenbrier Companies, Inc. (The)
04/15/2028	2.875%	6,000,000	6,611,400
Total			11,815,907
Electric 1.8%
Duke Energy Corp.(d)
04/15/2026	4.125%	6,500,000	6,376,500
FirstEnergy Corp.(d)
05/01/2026	4.000%	6,500,000	6,383,000
PG&E Corp.(d)
12/01/2027	4.250%	9,200,000	9,190,800
Total			21,950,300
Finance Companies 0.5%
Bread Financial Holdings, Inc.(d)
06/15/2028	4.250%	5,500,000	6,489,648
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare REIT 0.5%
Welltower OP LLC(d)
05/15/2028	2.750%	5,700,000	6,280,228
Independent Energy 0.0%
Chesapeake Energy Escrow(e)
09/15/2026	0.000%	10,500,000	204,750
Leisure 1.0%
Carnival Corp.
12/01/2027	5.750%	4,000,000	5,900,000
NCL Corp., Ltd.
02/15/2027	2.500%	7,000,000	6,646,500
Total			12,546,500
Media and Entertainment 0.5%
fuboTV, Inc.
02/15/2026	3.250%	9,000,000	5,901,300
Other Financial Institutions 0.6%
RWT Holdings, Inc.
10/01/2025	5.750%	8,000,000	7,679,546
Other REIT 1.7%
PennyMac Corp.
03/15/2026	5.500%	13,000,000	12,220,000
Redwood Trust, Inc.
06/15/2027	7.750%	2,000,000	1,875,000
Starwood Property Trust, Inc.
07/15/2027	6.750%	6,000,000	6,360,000
Total			20,455,000
Other Utility 0.5%
American Water Capital Corp.(d)
06/15/2026	3.625%	6,000,000	5,820,000
Pharmaceuticals 1.0%
BridgeBio Pharma, Inc.
02/01/2029	2.250%	7,500,000	6,180,000
Mirum Pharmaceuticals, Inc.(d)
05/01/2029	4.000%	5,000,000	6,045,571
Total			12,225,571
Retailers 0.4%
Farfetch Ltd.(f)
05/01/2027	0.000%	8,300,000	321,210
Wayfair, Inc.
09/15/2027	3.250%	4,139,000	4,998,788
Total			5,319,998

Columbia Flexible Capital Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Flexible Capital Income Fund, February 29, 2024 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 1.9%
CSG Systems International, Inc.(d)
09/15/2028	3.875%	6,152,000	6,203,804
Infinera Corp.
08/01/2028	3.750%	6,000,000	6,065,288
Progress Software Corp.(d),(g)
03/01/2030	3.500%	3,782,000	3,840,621
Western Digital Corp.(d)
11/15/2028	3.000%	5,300,000	6,996,000
Total			23,105,713
Transportation Services 0.4%
Air Transport Services Group, Inc.(d)
08/15/2029	3.875%	7,000,000	5,475,400
Total Convertible Bonds (Cost $191,400,144)			179,872,445

Convertible Preferred Stocks 5.0%
Issuer		Shares	Value ($)
Financials 2.3%
Banks 1.0%
Bank of America Corp.(h)	7.250%	10,500	12,432,315
Capital Markets 0.3%
AMG Capital Trust II	5.150%	72,500	3,624,275
Financial Services 1.0%
Apollo Global Management, Inc.	6.750%	200,000	12,764,000
Total Financials			28,820,590
Industrials 0.9%
Machinery 0.5%
Chart Industries, Inc., ADR	6.750%	100,000	5,801,750
Professional Services 0.4%
Clarivate PLC	5.250%	175,000	5,026,000
Total Industrials			10,827,750
Utilities 1.8%
Electric Utilities 0.8%
NextEra Energy, Inc.	6.926%	260,000	9,061,000
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Gas Utilities 1.0%
Spire, Inc.	7.500%	135,000	6,260,612
UGI Corp.	7.250%	110,000	6,267,800
Total			12,528,412
Total Utilities			21,589,412
Total Convertible Preferred Stocks (Cost $74,140,510)			61,237,752

Corporate Bonds & Notes 35.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.8%
Bombardier, Inc.(d)
06/15/2026	7.125%	6,309,000	6,366,111
Rolls-Royce PLC(d)
10/15/2027	5.750%	3,775,000	3,757,450
Total			10,123,561
Airlines 0.5%
American Airlines, Inc.(d)
02/15/2028	7.250%	6,000,000	6,050,432
Automotive 0.5%
Ford Motor Credit Co. LLC
03/06/2026	6.950%	6,107,000	6,217,259
Cable and Satellite 0.9%
Comcast Corp.
08/15/2025	3.375%	7,500,000	7,321,360
Telesat Canada/LLC(d)
10/15/2027	6.500%	7,114,000	3,203,456
Total			10,524,816
Chemicals 1.6%
INEOS Finance PLC(d)
04/15/2029	7.500%	6,500,000	6,451,300
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	7,000,000	5,847,628
Olympus Water US Holding Corp.(d)
10/01/2029	6.250%	9,000,000	8,040,621
Total			20,339,549
Construction Machinery 0.4%
PECF USS Intermediate Holding III Corp.(d)
11/15/2029	8.000%	12,500,000	5,466,683
Columbia Flexible Capital Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Flexible Capital Income Fund, February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.5%
Staples, Inc.(d)
04/15/2026	7.500%	6,500,000	6,240,518
Consumer Products 1.8%
Mattel, Inc.(d)
04/01/2029	3.750%	3,000,000	2,738,964
Mattel, Inc.
10/01/2040	6.200%	2,770,000	2,722,073
11/01/2041	5.450%	1,100,000	998,121
Newell Brands, Inc.
09/15/2027	6.375%	4,600,000	4,468,555
09/15/2029	6.625%	4,600,000	4,403,332
SWF Escrow Issuer Corp.(d)
10/01/2029	6.500%	10,500,000	7,396,773
Total			22,727,818
Electric 1.1%
DTE Energy Co.
11/01/2024	4.220%	7,500,000	7,420,617
Pacific Gas and Electric Co.
07/01/2050	4.950%	7,000,000	5,944,992
Total			13,365,609
Food and Beverage 1.7%
Triton Water Holdings, Inc.(d)
04/01/2029	6.250%	13,929,000	12,210,932
United Natural Foods, Inc.(d)
10/15/2028	6.750%	10,320,000	8,591,689
Total			20,802,621
Gaming 1.0%
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	12,500,000	11,809,499
Health Care 2.6%
CVS Health Corp.
07/20/2045	5.125%	7,500,000	6,828,235
Quotient Ltd.(a),(c),(d),(i)
04/15/2030	12.000%	1,745,009	1,692,659
Star Parent, Inc.(d)
10/01/2030	9.000%	5,900,000	6,222,694
Surgery Center Holdings, Inc.(d)
07/01/2025	6.750%	6,000,000	5,986,616
Tenet Healthcare Corp.
10/01/2028	6.125%	12,000,000	11,861,718
Total			32,591,922
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 2.9%
Hilcorp Energy I LP/Finance Co.(d)
04/15/2030	6.000%	12,500,000	12,153,660
Occidental Petroleum Corp.
07/15/2044	4.500%	9,800,000	7,733,066
04/15/2046	4.400%	12,200,000	9,788,665
Southwestern Energy Co.
02/01/2029	5.375%	6,500,000	6,287,046
Total			35,962,437
Leisure 2.0%
Carnival Corp.(d)
05/01/2029	6.000%	9,500,000	9,270,603
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	6,000,000	6,011,833
NCL Corp., Ltd.(d)
02/15/2029	7.750%	9,000,000	9,222,361
Total			24,504,797
Media and Entertainment 3.1%
Clear Channel Outdoor Holdings, Inc.(d)
04/15/2028	7.750%	14,000,000	12,121,630
Deluxe Corp.(d)
06/01/2029	8.000%	8,000,000	6,983,835
Lions Gate Capital Holdings LLC(d)
04/15/2029	5.500%	16,000,000	12,098,667
Mav Acquisition Corp.(d)
08/01/2029	8.000%	7,000,000	6,390,793
Total			37,594,925
Oil Field Services 1.9%
Nabors Industries Ltd.(d)
01/15/2026	7.250%	7,500,000	7,392,012
01/15/2028	7.500%	3,231,000	2,972,380
Transocean Aquila Ltd.(d)
09/30/2028	8.000%	6,400,000	6,518,627
Transocean Titan Financing Ltd.(d)
02/01/2028	8.375%	6,189,000	6,365,232
Total			23,248,251
Other Financial Institutions 0.0%
WeWork Companies, Inc.(d),(f),(i)
08/15/2027	12.000%	6,975,000	229,042
Packaging 1.3%
ARD Finance SA(d),(i)
06/30/2027	6.500%	8,754,310	3,784,587

Columbia Flexible Capital Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Flexible Capital Income Fund, February 29, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mauser Packaging Solutions Holding Co.(d)
04/15/2027	9.250%	12,500,000	12,154,543
Total			15,939,130
Pharmaceuticals 1.5%
1375209 BC Ltd.(d)
01/30/2028	9.000%	1,957,000	1,911,607
Amgen, Inc.
03/02/2025	5.250%	7,500,000	7,485,786
Bausch Health Companies, Inc.(d)
09/30/2028	11.000%	3,477,000	2,342,298
10/15/2030	14.000%	695,000	402,960
Organon Finance 1 LLC(d)
04/30/2031	5.125%	7,523,000	6,440,075
Total			18,582,726
Restaurants 1.0%
Fertitta Entertainment LLC/Finance Co., Inc.(d)
01/15/2030	6.750%	14,000,000	12,360,903
Retailers 2.0%
Academy Ltd.(d)
11/15/2027	6.000%	6,333,000	6,270,257
Hanesbrands, Inc.(d)
02/15/2031	9.000%	6,000,000	6,014,734
L Brands, Inc.(d)
10/01/2030	6.625%	6,000,000	6,037,403
Magic MergeCo, Inc.(d)
05/01/2029	7.875%	9,700,000	6,267,802
Total			24,590,196
Supermarkets 0.5%
Safeway, Inc.
02/01/2031	7.250%	6,088,000	6,428,988
Technology 5.8%
Broadcom, Inc.(d)
02/15/2041	3.500%	8,700,000	6,647,183
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	6,500,000	6,068,234
Consensus Cloud Solutions, Inc.(d)
10/15/2026	6.000%	7,000,000	6,663,839
Minerva Merger Sub, Inc.(d)
02/15/2030	6.500%	13,000,000	11,649,992
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	12,155,000	11,435,912
NortonLifeLock, Inc.(d)
09/30/2027	6.750%	8,000,000	8,048,362
09/30/2030	7.125%	1,000,000	1,021,546
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Picard Midco, Inc.(d)
03/31/2029	6.500%	8,000,000	7,450,655
Rocket Software, Inc.(d)
02/15/2029	6.500%	14,125,000	11,954,459
Total			70,940,182
Transportation Services 0.5%
XPO, Inc.(d)
06/01/2028	6.250%	6,000,000	6,016,547
Total Corporate Bonds & Notes (Cost $483,561,988)			442,658,411

Preferred Debt 0.5%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.5%
Citigroup Capital XIII(j)
10/29/2040	11.949%	215,000	6,222,100
Total Preferred Debt (Cost $5,681,428)			6,222,100

Warrants —%
Issuer	Shares	Value ($)
Health Care —%
Health Care Equipment & Supplies —%
Quotient Ltd.(a),(b),(c)	24,163	0
Quotient Ltd.(a),(b),(c)	111,309	0
Total		0
Total Health Care		0
Total Warrants (Cost $—)		0

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(k),(l)	4,071,488	4,070,674
Total Money Market Funds (Cost $4,070,668)		4,070,674
Total Investments in Securities (Cost: $1,218,094,491)		1,214,800,152
Other Assets & Liabilities, Net		17,616,192
Net Assets		1,232,416,344
Columbia Flexible Capital Income Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Flexible Capital Income Fund, February 29, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2024, the total value of these securities amounted to $2,252,673, which represents 0.18% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 29, 2024, the total value of these securities amounted to $431,137,176, which represents 34.98% of total net assets.

(e)	Zero coupon bond.
(f)	Represents a security in default.
(g)	Represents a security purchased on a when-issued basis.
(h)	Perpetual security with no specified maturity date.
(i)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(j)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 29, 2024.

(k)	The rate shown is the seven-day current annualized yield at February 29, 2024.
(l)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.557%
	508,491	247,720,656	(244,158,378)	(95)	4,070,674	930	520,861	4,071,488
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Flexible Capital Income Fund  | Third Quarter Report 2024

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3QT148_05_P01_(04/24)